Correction of errors (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Prepaid rental expenses	¥ 295	¥ 1,038
Total current assets	615,611	590,937
Total non-current assets	48,137	50,833
Total assets	663,748	641,770
Income taxes payable (note 30.3)	32,477	32,477
Interest payable (note 30.1)	17,723	5,139
Other payable (notes 30.1 and 30.2)	9,234	35,260
Total current liabilities	237,586	274,704
Additional paid-in capital	383,174	383,174
Statutory reserve	18,706	14,017
General risk reserve (note 30.7)	9,180	9,885
Retained earnings	(70,288)	(113,257)
Non-controlling interests in equity	85,233	73,414
Total shareholders' equity	426,162	367,066	¥ 592,884	¥ 579,685
Total equity and liabilities	¥ 663,748	¥ 641,770
As Previously Reported [Member]
Statement [Line Items]
Prepaid rental expenses			15,411
Total current assets			868,146
Deferred tax asset (note 30.5)			645
Total non-current assets			983
Total assets			869,129
Income taxes payable (note 30.3)			14,851
Interest payable (note 30.1)			4,560
Other payable (notes 30.1 and 30.2)			15,730
Total current liabilities			265,076
Additional paid-in capital			388,317
Statutory reserve			7,751
General risk reserve (note 30.7)			5,891
Retained earnings			80,958
Non-controlling interests in equity			120,811
Total shareholders' equity			604,053
Total equity and liabilities			869,129
As Currently Reported [Member]
Statement [Line Items]
Prepaid rental expenses			483
Total current assets			853,218
Total non-current assets			15,266
Total assets			868,484
Income taxes payable (note 30.3)			15,120
Interest payable (note 30.1)			3,829
Other payable (notes 30.1 and 30.2)			26,716
Total current liabilities			275,600
Additional paid-in capital			383,174
Statutory reserve			13,365
General risk reserve (note 30.7)			9,817
Retained earnings			67,626
Non-controlling interests in equity			118,577
Total shareholders' equity			592,884
Total equity and liabilities			868,484
Prepayment for a property (note 30.6)			14,928
Other Impacts [Member] | Restatement Adjustment [Member]
Statement [Line Items]
Prepaid rental expenses			(14,928)
Total current assets			(14,928)
Total non-current assets			14,928
Statutory reserve			5,614
General risk reserve (note 30.7)			3,926
Retained earnings			(9,540)
Prepayment for a property (note 30.6)			14,928
Adjustment [Member] | Restatement Adjustment [Member]
Statement [Line Items]
Deferred tax asset (note 30.5)			(645)
Total non-current assets			(645)
Total assets			(645)
Income taxes payable (note 30.3)			269
Interest payable (note 30.1)			(731)
Other payable (notes 30.1 and 30.2)			10,986
Total current liabilities			10,524
Additional paid-in capital			(5,143)
Retained earnings			(3,792)
Non-controlling interests in equity			(2,234)
Total shareholders' equity			(11,169)
Total equity and liabilities			¥ (645)